Other income (expense), net	12 Months Ended
Dec. 31, 2024
Other Income Expense Net
Other income (expense), net

30.	Other income (expense), net

	2024	2023	2022
Income
Income from grants	-	860	10,324
Fines on telecommunication services	102,096	77,814	72,903
Income from disposal of assets (i)	18,034	318,960	23,747
Other income (ii)	89,343	65,703	62,256
	209,473	463,337	169,230
Expenses
FUST/FUNTTEL (iii)	(162,487)	(158,021)	(151,485)
Taxes, fees and contributions	(18,110)	(1,400)	(1,526)
Provision for legal and administrative proceedings, net of reversal	(241,248)	(296,108)	(219,241)
Expenses on disposal of assets	(21,235)	(13,875)	(23,443)
Other expenses	(25,174)	(22,712)	(21,906)
	(468,254)	(492,116)	(417,601)

Other income (expenses), net	(258,781)	(28,779)	(248,371)

(i)	In 2023, it mainly represents the gain recorded in the acquisition of Cozani due to the end of the dispute over the price adjustment (see Note 1.2).

(ii)	Mainly represents deferred revenue on the towers sold (according to Note 18), of which R$ 54,095 in 2024 (R$ 54,095 in 2023 and R$ 54,095 in 2022)

(iii)	Representing the expenses incurred with contributions on the various telecommunications revenues due to ANATEL, according to current legislation.